Equity-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended		9 Months Ended
	Apr. 24, 2013	Apr. 24, 2013 Initial Public Offering [Member]	Sep. 30, 2013 Employee Unit Incentive Plan [Member]	Dec. 31, 2012 Employee Unit Incentive Plan [Member] Tranches	Sep. 30, 2013 Employee Unit Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 Employee Unit Incentive Plan [Member] Minimum [Member]	Sep. 30, 2013 Employee Unit Incentive Plan [Member] Maximum [Member]	Dec. 31, 2012 Employee Unit Incentive Plan [Member] Maximum [Member]	Sep. 30, 2013 Employee Unit Plan and 2013 Grants [Member] Tranches	Sep. 30, 2013 Units Surrendered For Shares Plan [Member]	Apr. 19, 2013 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 2013 Grant [Member]	Sep. 30, 2013 2013 Grant [Member]	Sep. 30, 2013 TVUs [Member]	Dec. 31, 2012 TVUs [Member]	Dec. 31, 2011 TVUs [Member]	Sep. 30, 2013 TVUs [Member] Minimum [Member]	Dec. 31, 2012 TVUs [Member] Minimum [Member]	Sep. 30, 2013 TVUs [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2012 TVUs [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 TVUs [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Time Vesting Units And Time Restricted Shares [Member]	Sep. 30, 2012 Time Vesting Units And Time Restricted Shares [Member]	Sep. 30, 2013 Time Vesting Units And Time Restricted Shares [Member]	Sep. 30, 2012 Time Vesting Units And Time Restricted Shares [Member]	Sep. 30, 2013 Time Restricted Shares [Member]	Sep. 30, 2013 Time Restricted Shares [Member] After Lock Up Period [Member] 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 Time Restricted Shares [Member] After Lock Up Period [Member] 2013 Grant [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Over Remaining Service Period [Member] 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Over Remaining Service Period [Member] 2013 Grant [Member]	Sep. 30, 2013 2.25x PVU Employee Units [Member]	Dec. 31, 2012 2.25x PVU Employee Units [Member]	Sep. 30, 2013 2.75x PVU Employee Units [Member]	Dec. 31, 2012 2.75x PVU Employee Units [Member]	Sep. 30, 2013 Employee Unit Incentive Plan [Member] 2013 Grant [Member]	Sep. 30, 2013 2.25x Performance Restricted Shares [Member] 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 2.25x Performance Restricted Shares [Member] 2013 Grant [Member]	Sep. 30, 2013 2.75x Performance Restricted Shares [Member] 2013 Omni Bus Incentive Plan [Member]	Sep. 30, 2013 2.75x Performance Restricted Shares [Member] 2013 Grant [Member]	Sep. 30, 2013 Common Stock [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Vested And Unvested Time Vesting Units, Performance Vesting Units Surrendered for Shares Of Stock And Unvested Restricted Stock [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Class D Units surrendered for shares of stock [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Class D Units surrendered for shares of stock [Member] Common Stock [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Class D Units and vested TVUs surrendered for shares of stock [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Class D Units and vested TVUs surrendered for shares of stock [Member] Common Stock [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Unvested TVUs and PVUs surrendered for shares of unvested restricted stock [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Unvested TVUs and PVUs surrendered for shares of unvested restricted stock [Member] Common Stock [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Vested Time Vesting Units Surrendered For Shares Of Stock [Member]	Sep. 30, 2013 Vested Time Vesting Units Surrendered For Shares Of Stock [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Vested Time Vesting Units Surrendered For Shares Of Stock [Member] Common Stock [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member]	Sep. 30, 2013 Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member] Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member] Common Stock [Member] Time Restricted Shares [Member] Units Surrendered For Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Unit Incentive Plan terms			Under the Employee Unit Plan, the Partnerships granted Employee Units to certain key employees of SEA (“Employee Units). The Employee Units which were granted were accounted for as equity awards and were divided into three tranches, Time-Vesting Units (“TVUs”), 2.25x Performance Vesting Units (“PVUs”) and 2.75x PVUs. Upon vesting of the Employee Units, the Company issued the corresponding number of shares of common stock of the Company to the Partnerships. There was no related cost to the employee upon vesting of the units	In 2011 and 2012, the Partnerships granted employee units to certain key employees of SEA. Upon vesting of the employee units, the Company issues the corresponding number of shares of common stock of the Company to the Partnerships. There is no related cost to the employee upon vesting of the units.
Total number of award units authorized				750,000
Total number of employee units granted				721,401																	240,470
Number of tranches for each equity award				3					3
Portion of employee units originally granted that were TVUs																				One-third	One-third
Vesting period of Employee Units granted, years																				5 years	5 years
Vesting percentage per year																				20.00%	20.00%
Percentage interest a general partner or beneficial owner other than Blackstone needs to obtain more of																		50.00%	50.00%
Percentage of vesting upon change of control															100.00%	100.00%
Recognized compensation expense													$ 1,876	$ 3,167		$ 1,191	$ 823						$ 606	$ 305	$ 1,537	$ 872
Unrecognized compensation cost																2,702											1,706		491		1,961	28,125	2,900	18,846	2,000			4,974		3,764
Unrecognized compensation cost, recognition period																3 years
Units granted, number of units																	219,303											85,647		82,290							163,310		163,310
Units granted, weighted average fair value																$ 23.15	$ 21.34											$ 33.52		$ 33.52			$ 15.66		$ 10.52		$ 30.46		$ 23.05
Annualized effective compounded return rate																																20.00%	20.00%	15.00%	15.00%
Return on investment																																225.00%	225.00%	275.00%	275.00%
Grant date fair value measuring method			The fair value of each Employee Unit originally granted was estimated on the date of grant using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value.	The fair value of each employee unit granted was estimated on the date of grant using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value.																																The grant date fair value of the 2.25x and 2.75x Performance Restricted 2013 shares was measured using the asset-or-nothing option pricing model.
Fair value assumptions, holding period					2 years 7 months 6 days	2 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days				2 years										2 years
Fair value assumptions, risk free rate					0.33%	0.33%	1.22%	1.22%		0.24%				0.24%
Fair value assumptions, volatility					49.00%	49.00%	57.00%	57.00%						33.20%								37.60%
Fair value assumptions, discount for lack of marketability					31.00%	31.00%	53.00%	53.00%
Fair value assumptions, dividend yield			0.00%	0.00%																		0.00%
Employee Unit fair value input discount rate			10.50%	10.50%
Surrender of units to shares of stock (in units)			698,533																																							669,293	29,240		150,446		548,087			121,206			103,913
Shares provided for surrender of units, in shares																																									4,165,861			221,290		949,142		3,216,719			727,852			599,215
Incremental equity compensation cost																																																	$ 282			$ 220
Shares of common stock issued through initial public offering, per share		$ 27.00
Common stock reserved for future issuance											15,000,000
Restricted stock granted to directors, officers and employees											494,557
Initial public offering lock up period	180 days
Shares available for future issuance												14,505,710
Shares withheld from employees to satisfy minimum tax withholding obligation												21,937